Share Repurchase	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Repurchase

14. Share Repurchase

Treasury stock represents shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method. In 2017, the Company used US$4,809 (RMB31,280) to repurchase 198,694 ADSs (represents 99,347 ordinary shares). In April 2017, the Company canceled 2,492,146 ADSs (represents 1,246,073 ordinary shares) with a carrying amount of US$18,667 (RMB 121,452). As of December 31, 2017, the balance of treasury stock is 280,958 ADSs (represents 140,479 ordinary shares), amounted to US$6,190 (RMB40,267). The difference between the carrying value of the treasury stock and par value was recorded in retained earnings. In 2018, there is no change in treasury stock.